Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables

Note 13. Accrued expenses and other payables

Accrued expenses consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Payroll payable	$173,465	$135,599
Other payables	298,418	55,046
Total accrued expenses and other payables	$471,883	$190,645

Other payables mainly consist of VAT payable and other taxes payable.